Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000007002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	$ 10,000		$ 11,780	$ 12,672	$ 13,263	$ 11,468	$ 18,844	$ 19,332	$ 19,397	$ 21,499	$ 22,040	$ 27,116
C000199762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		11,851	12,822	13,492	11,744	19,392	20,014	20,194	22,498	23,200	28,686
C000007000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		11,724	12,552	13,072	11,244	18,376	18,769	18,741	20,669	21,246	26,195
C000006998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		11,200	12,082	12,677	10,992	18,093	18,617	18,730	20,808	21,388	26,371
C000007001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,851	12,820	13,483	11,726	19,352	19,961	20,124	22,419	23,096	28,546
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,803	13,357	15,138	15,151	22,647	22,172	22,575	27,727	31,038	40,479
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Accumulated Value	$ 10,000		$ 11,752	$ 12,554	$ 13,277	$ 11,054	$ 17,764	$ 17,764	$ 17,146	$ 19,562	$ 20,587	$ 26,713